Consolidated Statements of Stockholders' Equity (Parenthetical) (Successor, USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Successor
Number of shares cancelled	120,520,000
Offering costs		$ 533,000